Balance Sheet Details (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Schedule of prepaid expenses
	As of March 31, 2022	As of December 31, 2021
Prepaid research and development	$69,205	$203,910
Prepaid insurance	—	4,842
Prepaid other	20,800	25,799
Total	$90,005	$234,551

	As of December 31, 2021	As of December 31, 2020
Prepaid research and development	$203,910	$233,532
Prepaid insurance	4,842	4,321
Prepaid other	25,799	5,000
Total	$234,551	$242,853

Schedule of accrued expenses
	As of March 31, 2022	As of December 31, 2021
Accrued license fees	$227,500	$225,000
Accrued research and development	564,634	300,182
Accrued deferred offering costs	187,500	246,236
Accrued compensation	680,537	234,265
Accrued insurance expense	118,988	—
Accrued board of directors’ compensation	33,750	—
Accrued other	80,529	49,832
Total	$1,893,438	$1,055,515

	As of December 31, 2021	As of December 31, 2020
Accrued license fees	$225,000	$—
Accrued research and development	300,182	—
Accrued deferred offering costs	246,236	—
Accrued compensation	234,265	—
Accrued other	49,832	—
Total	$1,055,515	$—